General	12 Months Ended
Dec. 31, 2021
Disclosure of general hedge accounting [text block] [Abstract]
GENERAL

NOTE 1 - GENERAL:

1.	Inspira Technologies Oxy B.H.N. Ltd (formerly: Insense Medical Ltd.) (the “Company”) was incorporated in Israel and commenced its operations on February 27, 2018. The Company’s functional currency is the New Israeli Shekel (“NIS”).

The Company operates in the medical technology industry and is developing a proprietary respiratory support device called the “ART system”. The ART system is a cost effective early extracorporeal respiratory support system with an intent to function as an “artificial lung” for deteriorating respiratory patients.

The ART system is designed to utilize a hemo-protective flow approach aimed to rebalance saturation levels while patients are awake and breathing, potentially minimizing the patient’s need for mechanical ventilation.

2.	The Company’s products are in the development stage and its products has not yet been tested or used in humans and have not been approved by the U.S. Food and Drug Administration (the “FDA”).

3.	On July 16, 2021, the Company completed its IPO on the Nasdaq Capital Market, whereby the Company sold 2,909,091 ordinary shares, no par value (the “Ordinary Shares”) and 3,345,455 tradable warrants (inclusive of 436,364 tradable warrants pursuant to the exercise of an overallotment option granted to the underwriters). The aggregate proceeds received by the Company from the IPO were approximately 14,490, after deducting underwriting discounts and commissions and additional offering costs totaled in approximately 1,543. On July 16, 2021, [following the closing] of the IPO, the Company issued 2,113,905 Ordinary Shares and 1,149,582 non-tradable warrants to investors in connection with the conversion of Company’s previously issued financial liabilities at fair value.

In October 2021, investors exercised 1,705,000 tradable warrants Company. The total proceeds received by the Company from this exercise were approximately 9,377. The Company paid fees of 7% in the amount of 656 according to the terms of a contract with a promoter in connection with the IPO for which the Company created financial derivative (notes 8(3,) and note 9).

4.	The Company has not generated any revenue since its inception and the Company’s products are in the development stage. The Company’s operating loss for the years ended December 31, 2020 and 2021 were $6.2 million and $13.4 million, respectively and the Company’s net loss for the same period was $7.2 million and $16.9 million, respectively. As of December 31, 2021, the Company had an accumulated deficit of $28.8 million. The Company funds its operations through the proceeds of the IPO.

The Company’s management intends to seek additional funding through public offerings, which will be utilized to fund product development and continue operations. The Company does not have any material financial obligations as of the balance date. The company believes that it has sufficient resources to operate in the foreseeable future.

5.	The global pandemic resulting from the disease known as COVID-19, caused by a novel strain of coronavirus, SARS-CoV-2, has caused national and global economic and financial market disruptions and may adversely impact the Company’s business. Although the Company continued to operate almost fully, including carrying out the studies in compliance with all applicable Israeli rules and guidelines on COVID-19, its employees worked remotely when full lockdowns were enforced. The spread of an infectious disease, including COVID-19, may also result in the inability of the manufacturers to deliver components or finished products on a timely basis and may result in the inability of the Company’s suppliers to deliver the parts required by the manufacturers to complete manufacturing of components or finished products. The Company cannot predict the duration or magnitude of the pandemic or the full impact that it may have on the Company’s operations and workforce, including the Company’s research and clinical trials and its ability to raise capital, which in turn could have an adverse impact on the Company’s business, financial condition and results of operation.